Consolidated Statement of Comprehensive (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net loss	$ (246,290)	$ (116,484)	$ (123,096)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit pension	(305)	(1,346)	(193)
Total items that will not be reclassified to profit or loss	(305)	(1,346)	(193)
Items that may be reclassified subsequently to profit or loss
Currency translation differences	176	112	(79)
Total items that may be reclassified subsequently to profit or loss	176	112	(79)
Other comprehensive loss	(129)	(1,234)	(272)
Total comprehensive loss	(246,419)	(117,718)	(123,368)
Attributable to:
Owners of the parent	$ (246,419)	$ (117,718)	$ (123,368)